Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities consisted of the following:

	December 31,
(in millions)	2013	2012
Accounts payable non-trade	323	264
Income taxes	126	154
Allowance for sales returns	108	92
Accrued compensation and benefits	98	100
Sales and other taxes	79	62
Deferred revenue	73	85
Liability for consigned goods sold	69	56
Accrued interest	58	50
Other	95	92
	1,029	955